HOMESTEAD FUNDS, INC.

4301 Wilson Boulevard

Arlington, VA 22203

September 9, 2016

VIA EDGAR

Ms. Alison White, Esq.

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Homestead Funds, Inc.
File Nos. 33-35788, 811-06136

Dear Ms. White:

Enclosed for filing via EDGAR pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 63 (the “Amendment”) to the Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 64 to the Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”), for Homestead Funds, Inc. (the “Registrant” or the “Company”, and each series thereof a “Fund” or together the “Funds”). In our view, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the 1933 Act.

In a phone conversation on August 22, 2016 with me and my colleague Alex Nagy, you communicated the Securities and Exchange Commission (the “SEC”) staff’s (the “Staff”) comments with respect to Registrant’s Post-Effective Amendment No. 62 to the Registration Statement under the 1933 Act and Amendment No. 63 to the Registration Statement under the 1940 Act, as filed with the SEC on July 11, 2016 pursuant to Rule 485(a)(1) under the 1933 Act. A summary of the Staff’s comments, along with the Registrant’s responses to those comments, are set forth below.

GENERAL MATTERS

1.	Comment:

Please provide a Tandy letter along with the response to the comments.

Response:

Comment accepted. The appropriate representations are contained in the closing paragraphs of this letter.

PROSPECTUS

2.	Comment:

Please update all 2015 numbers in the prospectus as needed.

Response:

Comment accepted. All numbers as required have been updated in accordance with Form N-1A.

3.	Comment:

Prospectus p. 2, Daily Income Fund: insert the word “government” before “money market fund” in the investment objective.

Response:

The Registrant believes that the Fund’s principal investment strategies make clear that the Fund is a government money market fund and therefore the Fund’s investment objective should be construed in that context. For example, the first sentence of the Fund’s principal investment strategies states the following:

The Daily Income Fund invests at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized fully by government securities.

Accordingly, the Registrant respectfully declines to make any changes to the Fund’s investment objective at this time.

4.	Comment:

Prospectus, p. 2, Daily Income Fund: consider deleting the “Shareholder Fees” table under “Fees and Expenses.” Because all of the answers are “none,” it is not required by Form N-1A.

Response:

Registrant has elected to leave in the Shareholder Fee table at this time to make it clear to investors that no such fees currently apply.

5.	Comment:

Prospectus p. 2, Daily Income Fund: delete the sentence on the voluntary fee waiver in the fee table footnote. This disclosure is not allowed in summary sections.

Response:

The agreement that permits the temporary and voluntary fee waiver and expense reimbursement described by the footnote has an indefinite term. The Registrant notes that neither the fee table captions presented, nor the numbers within the fee table, has been modified in any way to reflect any actual fees waived. In other words, the Fund is not relying on Instruction 3(e) to Item 3 of Form N-1A, which permits modification of the fee table captions and additional explanatory disclosure of contractual fee waivers in place for at least one year. Rather, the Registrant includes a footnote to the fee table to communicate clear, concise disclosure to Fund investors regarding important information in a location most likely to be read by investors.

6.	Comment:

Prospectus p. 4, Short-Term Government Securities Fund, under “Principal Investment Strategies,” in the first sentence, after “80% of its net assets” add “plus borrowing for investment purposes” if applicable. This comment also applies to the Short-Term Bond and Small-Company Stock Funds if applicable.

Response:

Comment accepted. The requested disclosure has been added.

7.	Comment:

Prospectus p. 4, Short-Term Government Securities Fund, under “Principal Risks”: If the Fund is sold through an insured depositary institution, then pursuant to Form N-1A, Item 4(b)(1)(iii), state that an investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Response:

No series of Homestead Funds are sold through insured depositary institutions.

8.	Comment:

Prospectus p. 4, Short-Term Government Securities Fund, under “Principal Risks”: since mortgage pass-through securities, CMOs, asset-backed securities and corporate bonds are mentioned in the investment strategies section, disclose the risks of such investments under the Principal Risk disclosure section.

Response:

Comment accepted. The requested disclosure has been added.

9.	Comment:

Prospectus p. 6, Short-Term Bond Fund, under “Principal Investment Strategies”: since commercial paper is disclosed as a principal investment risk, disclose its use as a principal investment strategy.

Response:

Comment accepted. The requested disclosure has been added.

10.	Comment:

Prospectus p. 12, Value Fund, under “Principal Investment Strategies”: the prospectus lists health care sector risk as a principal risk. Disclose health care investments as a principal investment strategy.

Response:

The Registrant has removed principal risk disclosures relating to sector risks generally, including with respect to the health care sector, as it is not a principal investment strategy of any of the Funds to invest in a particular sector. However, the Registrant has added “Focused Investment Risk” as a principal investment risk for certain Funds, as certain of the Funds’ principal investment strategies may result in a substantial portion of their assets being invested in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class.

11.	Comment:

Prospectus p. 14, Growth Fund, under “Principal Investment Strategies”: at the end of the first paragraph, where the prospectus discloses that the Fund invests in “the common stocks of large companies,” does this mean large-capitalization companies? If so, revise the disclosure.

Response:

The Registrant respectfully declines to make any changes in response to this Comment and refers the Staff to the sentence immediately following the above-referenced disclosure, which states the following:

A large company is defined as one whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index (“Russell Index”), a widely used benchmark of the largest domestic growth stocks ranging from $2 billion to $700 billion in capitalization as of July 31, 2015 (the median market capitalization as of December 31, 2015, was approximately $8.8 billion, and is subject to change).

The Registrant believes that such disclosure adequately defines the term “large companies.”

12.	Comment:

Prospectus p. 14, Growth Fund, under “Principal Investment Strategies”: the prospectus discloses information technology sector risk and health care sector risk as principal risks. Disclose information technology and health care investments as principal investment strategies.

Response:

Please see the response to Comment 10 above.

13.	Comment:

Prospectus p. 15, Growth Fund, under “Performance”: in the Average Annual Total Returns table, add a parenthetical to the Russell 1000 Growth Index explaining that the figures do not reflect any deductions for fees, expenses, or taxes.

Response:

Comment accepted. The requested disclosure has been added.

14.	Comment:

Prospectus p. 20, International Equity Fund, under “Expense Example”: confirm that the figures reflect the fee waiver only for the period it actually is in place.

Response:

Registrant confirms that the figures reflect the fee waiver only for the first year.

15.	Comment:

Prospectus p. 20, International Equity Fund, under “Annual Fund Operating Expenses”: Since investments in investment companies is listed as a principal investment strategy, consider whether Acquired Fund Fees and Expenses line item is required.

Response:

Acquired fund fees and expenses for this series were below 0.01% for the fiscal year ended December 31, 2015, and are included in “Other Expenses” pursuant to Form N-1A Item 3, Instruction 3(f)(i).

16.	Comment:

Prospectus p. 20, International Equity Fund, under “Principal Investment Strategies”: disclose the use of Participation Notes as a principal investment strategy.

Response:

Registrant has removed Participation Notes both as a principal investment strategy and as a principal risk.

17.	Comment:

Prospectus p. 21, International Equity Fund, under “Principal Risks”: add risk disclosure about investments in investment companies.

Response:

Although the Fund may invest in other investment companies as part of the larger universe of investments that may count towards satisfying the Fund’s 80% test, investing in investment companies is not properly a principal investment strategy of the Fund and does not constitute a principal investment risk of the Fund. Accordingly, the Registrant respectfully declines to add investments in other investment companies as a principal risk of the Fund.

18.	Comment:

Prospectus p. 21, International Equity Fund, under “Principal Risks”: add risk disclosure about investments in rights, warrants and convertibles.

Response:

Although the Fund may invest in rights, warrants and convertibles as part of the larger universe of investments that may count towards satisfying the Fund’s 80% test, investing in rights, warrants and convertibles is not properly a principal investment strategy of the Fund and does not constitute a principal investment risk of the Fund. Accordingly, the Registrant respectfully declines to add investments in rights, warrants and convertibles as a principal risk of the Fund.

19.	Comment:

Prospectus p. 53, under “Determination of ‘Good Order’ for Purchases”: disclose how Good Order is determined for other transactions such as transfers, redemptions and exchanges.

Response:

Comment accepted. The following disclosure was added.

Determination of “Good Order”—Other Transactions

For exchanges and redemptions, a request must include, among other things, the exact name in which the shares are registered, the account number, the number of shares, the dollar amount of shares or a percentage of shares to be redeemed or exchanged, and, for written requests, a signature matching the account registration, together with any other materials or information required by a Fund, the Fund’s transfer agent or any other agents duly appointed for that purpose.

SAI

20.	Comment:

SAI, p. 3, under Fundamental Investment Restrictions, under “The International Equity Fund may not”: Please note that with respect to concentration, it is the staff’s position that to the extent a fund can determine that an underlying fund is concentrated in a particular industry, it should consider the underlying fund’s holdings in determining compliance with its own concentration policies. (For example, if an underlying fund has a name requiring an 80% policy in a particular industry, a Fund should consider at least 80% of its investment in that fund will be in that industry; or if an underlying fund has a concentration policy requiring it to invest 25% in an industry, a fund should consider that 25% of its assets in that fund will be in the industry.)

Response:

The Fund believes that its current policy on concentration, as disclosed in its Statement of Additional Information, complies with applicable legal requirements, including applicable SEC Staff guidance. The Fund is not aware of a requirement to “look through” underlying investment companies in which the Fund invests for purposes of administering its concentration policy.

21.	Comment:

SAI, p. 54, under “Portfolio Manager Compensation Overview”: The first paragraph, last sentence states that portfolio manager compensation is linked to performance of the portfolio as measured against its benchmark index. Please disclose whether performance is measured in pre-tax or after-tax dollars.

Response:

Comment accepted. The requested disclosure has been added.

*                *                 *

The undersigned registrant hereby acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

No fee is required in connection with this filing. Please call the undersigned at (703) 907-5953 if you have any questions or comments regarding this filing.

Very truly yours,

/s/ Kelly Whetstone, Esq.

Kelly Whetstone, Esq.

Secretary, Homestead Funds, Inc.

Attachment

cc:	Danielle C. Sieverling
Chief Compliance Officer